OPERATING PROFIT (Tables)	12 Months Ended
Dec. 31, 2018
GROUP INCOME STATEMENT
Schedule of expenses

	2018	2017	2016
	$ million	$ million	$ million
Revenue	4,904	4,765	4,669
Cost of goods sold[1]	(1,298)	(1,248)	(1,272)
Gross profit	3,606	3,517	3,397
Research and development expenses[2]	(246)	(223)	(230)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(1,820)	(1,781)	(1,712)
Administrative expenses[3,4,5,6]	(677)	(579)	(654)
	(2,497)	(2,360)	(2,366)
Operating profit	863	934	801

1	2018 includes $4m charge relating to legal and other items (2017: $nil, 2016: $nil).
2	2018 includes $9m charge relating to legal and other items (2017: $nil, 2016: $nil).
3	2018 includes $63m of amortisation of software and other intangible assets (2017: $62m, 2016: $61m).
4

2018 includes $113m of amortisation and impairment of acquisition intangibles and $120m of restructuring and rationalisation expenses (2017: $140m of amortisation and impairment of acquisition intangibles, 2016: $62m of restructuring and rationalisation expenses and $178m of amortisation and impairment of acquisition intangibles).

5	2018 includes $21m charge relating to legal and other items (2017: $16m credit, 2016: $30m credit).
6	2018 includes $7m credit of acquisition and disposal related items (2017: $10m credit, 2016: $9m charge).

Note that items detailed in 1,2,4,5 and 6 are excluded from the calculation of trading profit, the segment profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2018	2017	2016
	$ million	$ million	$ million
Other operating income	(107)	(66)	(25)
Amortisation of intangibles	176	192	191
Impairment of intangible assets	3	10	48
Impairment of property, plant and equipment	5	–	–
Depreciation of property, plant and equipment	251	243	224
Loss on disposal of property, plant and equipment and intangible assets	19	13	15
Operating lease payments for land and buildings	32	36	39
Operating lease payments for other assets	25	21	19
Advertising costs	88	102	88

In 2018 other operating income primarily comprises an insurance recovery relating to product liability claims involving macrotextured components voluntarily withdrawn from the market in 2003 and a gain relating to patent litigation (2017: gain relating to patent litigation, 2016: insurance recovery relating to metal-on-metal claims). In 2018, $84m (2017: $54m, 2016: $24m) of other operating income was included with legal and other items, as explained in Note 2.5, and does not form part of the segment trading profit.

3 OPERATING PROFIT continued

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2018	2017	2016
	Notes	$ million	$ million	$ million
Wages and salaries[1]		1,330	1,231	1,227
Social security costs		176	178	129
Pension costs (including retirement healthcare)[2]	18	65	64	23
Share-based payments	23	35	31	27
		1,606	1,504	1,406
1

The 2017 wages and salaries cost has been amended from $1,157m to $1,231m. This amendment has no impact on the Group Income Statement, Group Statement of Comprehensive Income, Group Balance Sheet, Group Cash Flow Statement and Group Statement of Changes in Equity for any period presented.

2	In 2016, pension costs include the past service cost credit of $49m arising primarily from the closure of the UK defined benefit scheme to future accrual.

During the year ended 31 December 2018, the average number of employees was 16,681 (2017: 16,333, 2016: 15,584).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2018	2017	2016
	$ million	$ million	$ million
Audit services:
Group accounts	2.6	2.4	2.0
Local statutory audit pursuant to legislation	3.4	2.0	2.0
Other services:
Non-audit services	–	0.1	0.5
Taxation services:
Compliance services	–	–	0.1
Advisory services	–	–	–
Total auditor’s remuneration	6.0	4.5	4.6
Arising:
In the UK	2.4	2.5	2.5
Outside the UK	3.6	2.0	2.1
	6.0	4.5	4.6